[WELLS FARGO ADVANTAGE FUNDS LETTERHEAD]

November 30, 2007

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Wells Fargo Variable Trust
Registration Nos. 333-74283; 811-09255

Ladies and Gentlemen:

Enclosed for filing pursuant to Section 14(a) under the Securities Exchange Act of 1934 is a Preliminary Proxy Statement for the Wells Fargo Advantage VT C&B Large Cap Value Fund (the “Fund”).

The Preliminary Proxy Statement is being filed to enable shareholders of the Fund, as of a record date of November 21, 2007, to vote on a new sub-advisory agreement due to a change of control of the sub-advisor.

If you have any questions, please contact me at (415) 947-4805.

Very truly yours,

Lawrence Hing

/s/ Lawrence Hing